Quarterly Financial Data (Unaudited) (Selected Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Interest income	$ 7,900	$ 6,484	$ 5,920	$ 5,468	$ 5,538	$ 5,541	$ 5,303	$ 5,245
Net interest income	6,817	5,708	5,270	4,859	4,958	4,961	4,746	4,731	$ 22,654	$ 19,396	$ 20,759
Net income	$ 865	$ 402	$ 1,185	$ 1,394	$ 1,500	$ 1,378	$ 1,336	$ 1,307	$ 3,846	$ 5,521	$ 5,917
Income (loss) per common share basic (in Dollars per share)	$ 0.27	$ 0.12	$ 0.36	$ 0.43	$ 0.46	$ 0.42	$ 0.40	$ 0.40
Income (loss) per common share diluted (in Dollars per share)	$ 0.27	$ 0.12	$ 0.36	$ 0.43	$ 0.46	$ 0.42	$ 0.40	$ 0.40